Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash Flows from Operating Activities:
Net (loss) income	$ (1,868,532)	$ 4,443,634
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Non-redemption agreement expense	838,825	708,400
Amortization of note discount	434,696
Interest earned on investments held in Trust Account	(2,953,920)	(11,207,609)
Changes in operating assets and liabilities:
Prepaid expenses	172,303	(7,499)
Prepaid income taxes	83,503	(83,503)
Reimbursement receivable		1,155,000
Excise tax payable	(967,916)
Accounts payable and accrued expenses	418,538	290,047
Due to related party	360,000	(21,535)
Income tax payable	49,005	(359,410)
Net cash used in operating activities	(3,433,498)	(5,082,475)
Cash Flows from Investing Activities:
Cash withdrawn from Trust Account for tax purposes	592,930	3,014,566
Cash withdrawn from Trust Account in connection with redemption	116,724,496	96,791,644
Net cash provided by investing activities	117,317,426	99,806,210
Cash Flows from Financing Activities:
Proceeds from promissory note	550,000
Proceeds from promissory note – related party	3,166,767	2,025,000
Redemption of common stock	(116,724,496)	(96,791,644)
Net cash used in financing activities	(113,007,729)	(94,766,644)
Net Change in Cash	876,199	(42,909)
Cash – Beginning of period	29,844	72,753
Cash – End of period	906,043	29,844
Supplemental disclosure of noncash investing and financing activities:
Excise tax on stock redemption	1,167,245	967,916
Supplemental information:
Cash paid for income taxes	496,000	2,768,000
Deferred underwriting payable charged to additional paid-in capital		$ 8,704,270